DEI Document	Oct. 28, 2024
Document Information [Line Items]
Entity Registrant Name	PARK NATIONAL CORPORATION
Entity Incorporation, State or Country Code	OH
Entity File Number	1-13006
Entity Tax Identification Number	31-1179518
Entity Address, Address Line One	50 North Third Street,
Entity Address, Address Line Two	P.O. Box 3500,
Entity Address, City or Town	Newark,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43058-3500
City Area Code	(740)
Local Phone Number	349-8451
Document Period End Date	Oct. 28, 2024
Document Type	8-K
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, without par value
Trading Symbol	PRK
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus
Document Fiscal Period Focus
Entity Central Index Key	0000805676